Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		May 18, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Feb. 28, 2022	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Authorized and registered share capital (in shares)			200,000,000	200,000,000
Subscribed and fully paid up share capital (in shares)			172,096,305	172,096,305
Par value per share (usd per share)			$ 1.50	$ 1.50			$ 1.50
Share capital			$ 258.0	$ 258.0		$ 153.0
Share premium			1,076.0	1,085.0
Share capital and premium			1,334.0	1,343.0
Effects of rights offering (in shares)		70,357,088
Subscribed by exercise of basic subscription rights (in shares)		68,822,675
Allotment to investors who subscribed over subscription privileges (in shares)		1,534,413
Effects of rights offering	[1]			717.0
Underwriting commissions and other offering expenses		$ 28.0
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(559.0)
Share based compensation	[1]		52.0	26.0		19.0
Issuance of shares with respect to LTIPs			1.0	1.0		1.0
Remeasurements of post-employment benefit obligations			(2.0)	(2.0)		1.0
Transfer to legal reserve			0.0
Cash flow hedge reserve movement			(10.0)	9.0		17.0
Currency translation movement			33.0	19.0		(51.0)
Other equity reserves, ending balance			(500.0)	(559.0)
Legal reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			16.0	16.0		16.0
Transfer to legal reserve			2.0
Other equity reserves, ending balance			18.0	16.0		16.0
Equity settled transaction reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			51.0	43.0		50.0
Share based compensation			50.0	25.0		18.0
Issuance of shares with respect to LTIPs			(40.0)	(17.0)		(25.0)
Other equity reserves, ending balance			61.0	51.0		43.0
Hedge reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			5.0	(3.0)		(19.0)
Cash flow hedge reserve movement			(7.0)	8.0		14.0
Currency translation movement						1.0
Other equity reserves, ending balance			(2.0)	5.0		(3.0)
Currency translation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(626.0)	(646.0)		(605.0)
Currency translation movement			56.0	20.0		(41.0)
Other equity reserves, ending balance			(571.0)	(626.0)		(646.0)
Pension obligation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(4.0)	(3.0)		(4.0)
Remeasurements of post-employment benefit obligations			(2.0)	(2.0)		2.0
Cash flow hedge reserve movement				1.0
Other equity reserves, ending balance			(6.0)	(4.0)		(3.0)
Total
Disclosure of reserves within equity [line items]
Effects of rights offering		$ 717.0		717.0	[1]
Other Reserves [Roll Forward]
Share based compensation	[1]		50.0	25.0		18.0
Issuance of shares with respect to LTIPs			$ 1.0	$ 1.0		$ 1.0
Share capital
Disclosure of reserves within equity [line items]
Effects of rights offering (in shares)	[1],[2]			70,357,000
Effects of rights offering	[1]			$ 106.0
Number of shares (in shares)	[2]		172,096,000	172,096,305		101,739,217		101,739,000
Other reserves
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			$ (559.0)	$ (593.0)		$ (562.0)
Share based compensation	[1]		50.0	25.0		18.0
Issuance of shares with respect to LTIPs	[1]		(40.0)	(17.0)		(25.0)
Remeasurements of post-employment benefit obligations			(2.0)	(2.0)		2.0
Transfer to legal reserve	[1]		1.9
Cash flow hedge reserve movement			(7.0)	9.0		14.0
Currency translation movement			56.0	20.0		(41.0)
Other equity reserves, ending balance			(500.0)	(559.0)		(593.0)
Share premium
Disclosure of reserves within equity [line items]
Effects of rights offering			611.0	611.0	[1]
Other Reserves [Roll Forward]
Issuance of shares with respect to LTIPs	[1]		(9.0)	(2.0)		(2.0)
Retained profits
Other Reserves [Roll Forward]
Issuance of shares with respect to LTIPs			(7.0)	$ 4.0		$ 2.0
Transfer to legal reserve			$ (2.0)

[1]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.
[2]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.